Income Taxes - Continuity of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 235,308	$ 310,836
Recognized in Net Income	(160,967)	(68,555)
Foreign Currency Translation Adjustment	(12,192)	6,973
Ending balance	86,533	235,308
Non-capital loss carry-forwards			$ 2,165,200	$ 1,714,600
Recognized in Net Income	(160,967)	(68,555)
Deferred tax asset	86,533	310,836	86,533	235,308
Petroleum and natural gas properties
Changes in deferred tax liability (asset) [abstract]
Beginning balance	881,994	954,506
Recognized in Net Income	(378,321)	(48,995)
Foreign Currency Translation Adjustment	1,048	23,517
Ending balance	502,625	881,994
Recognized in Net Income	(378,321)	(48,995)
Deferred tax asset	502,625	954,506	502,625	881,994
Financial derivatives
Changes in deferred tax liability (asset) [abstract]
Beginning balance	0	21,486
Recognized in Net Income	0	(21,486)
Ending balance	0	0
Recognized in Net Income	0	(21,486)
Deferred tax asset	0	21,486	0	0
Other
Changes in deferred tax liability (asset) [abstract]
Beginning balance	2,403	3,045
Recognized in Net Income	18,839	(5,192)
Foreign Currency Translation Adjustment	(1,135)	(4,550)
Ending balance	22,377	2,403
Recognized in Net Income	18,839	(5,192)
Deferred tax asset	22,377	3,045	22,377	2,403
Asset retirement obligations
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(164,523)	(172,359)
Recognized in Net Income	(23,432)	7,364
Foreign Currency Translation Adjustment	(115)	(472)
Ending balance	(187,840)	(164,523)
Recognized in Net Income	(23,432)	7,364
Deferred tax asset	(164,523)	(164,523)	(187,840)	(164,523)
Financial derivatives
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(802)	0
Recognized in Net Income	(4,608)	(802)
Ending balance	(5,410)	(802)
Recognized in Net Income	(4,608)	(802)
Deferred tax asset	(802)	(802)	(5,410)	(802)
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(386,717)	(399,699)
Recognized in Net Income	141,468	1,460
Foreign Currency Translation Adjustment	(3,735)	(11,522)
Ending balance	(241,514)	(386,717)
Recognized in Net Income	141,468	1,460
Deferred tax asset	(241,514)	(399,699)	(241,514)	(386,717)
Other
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(97,047)
Recognized in Net Income	85,087
Foreign Currency Translation Adjustment	(8,255)
Ending balance	(3,705)	(97,047)
Recognized in Net Income	85,087
Deferred tax asset	(3,705)	(97,047)	$ (3,705)	(97,047)
Finance costs
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(97,047)	(96,143)
Recognized in Net Income		(904)
Ending balance		(97,047)
Recognized in Net Income		(904)
Deferred tax asset	$ (97,047)	$ (97,047)		$ (97,047)